Cash and cash equivalents - Summary of Cash and Cash Equivalents Presented in the Financial Position (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	$ 1,305,272	$ 1,172,286
Cash-in-transit	80,698	237,995
Short term investments	41,278	36,885
Total cash and cash equivalents	$ 1,427,248	$ 1,447,166	$ 1,220,471	$ 984,976